Accounts Receivable (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Accounts Receivable

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	September 30, 2020	December 31 2019
Accounts receivable	$17,861,595	$16,120,327
Allowance for doubtful accounts	(72,672)	(70,874)
Accounts receivable, net	$17,788,923	$16,049,453

There was no accrual of additional provision or write-off of accounts receivable for the three-month and nine-month periods ended September 30, 2020 and 2019.